UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21476
                                                     ---------

                       Advantage Advisers Xanthus II, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.





                      ADVANTAGE ADVISERS XANTHUS II, L.L.C.

                              FINANCIAL STATEMENTS

                        FOR THE PERIOD FROM APRIL 1, 2004
                          (COMMENCEMENT OF OPERATIONS)
                                       TO
                                  JUNE 30, 2004
                                   (UNAUDITED)

                      ADVANTAGE ADVISERS XANTHUS II, L.L.C.

                              FINANCIAL STATEMENTS

                        FOR THE PERIOD FROM APRIL 1, 2004
                          (COMMENCEMENT OF OPERATIONS)
                                       TO
                                  JUNE 30, 2004
                                   (UNAUDITED)



                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital ......................   1

Schedule of Portfolio Investments ..........................................   2

Schedule of Securities Sold, Not Yet Purchased .............................  10

Statement of Operations ....................................................  14

Statement of Changes in Members' Capital ...................................  15

Notes to Financial Statements ..............................................  16

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                               JUNE 30, 2004
                                                                                                (UNAUDITED)
    ASSETS

Investments in securities, at market value (cost - $18,067,705)                                 $17,449,542
Due from broker                                                                                   3,553,730
Receivable for investment securities sold                                                         1,149,797
Due from affiliate                                                                                   24,964
Dividends receivable                                                                                  3,352
Interest receivable                                                                                     248
Other assets                                                                                         23,297
                                                                                                -----------
      TOTAL ASSETS                                                                               22,204,930
                                                                                                -----------
    LIABILITIES

Securities sold, not yet purchased, at market value (proceeds - $5,552,451)                       5,536,716
Payable for investment securities purchased                                                         818,697
Deferred offering costs                                                                             210,314
Administration fees payable                                                                          26,746
Accounting and investor services fees payable                                                        22,252
Dividends payable on securities sold, not yet purchased                                               3,066
Accrued expenses                                                                                     71,440
                                                                                                -----------
      TOTAL LIABILITIES                                                                           6,689,231
                                                                                                -----------
           NET ASSETS                                                                           $15,515,699
                                                                                                ===========
    MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions (net of offering costs of $250,000)                                   $17,043,566
Accumulated net investment loss                                                                    (235,560)
Accumulated net realized loss on investments                                                       (689,879)
Net unrealized depreciation on investments                                                         (602,428)
                                                                                                -----------
    MEMBERS' CAPITAL - NET ASSETS                                                               $15,515,699
                                                                                                ===========


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               JUNE 30, 2004
    SHARES                                                                                     MARKET VALUE
                  COMMON STOCK - 110.79%
                     APPLICATIONS SOFTWARE - 9.40%
      43,260            Microsoft Corp.                                         (a)             $ 1,235,506
       8,106            Quest Software, Inc.*                                                       104,567
      11,060            Siebel Systems, Inc.*                                                       118,231
                                                                                                -----------
                                                                                                  1,458,304
                                                                                                -----------
                     BROADCASTING SERVICES / PROGRAMMING - 0.79%
      14,440            New Frontier Media, Inc.*                                                   123,173
                                                                                                -----------
                     CABLE TELEVISION - 1.80%
       6,210            Comcast Corp., Special Class A*                                             171,458
       3,500            EchoStar Communications Corp., Class A*                                     107,625
                                                                                                -----------
                                                                                                    279,083
                                                                                                -----------
                     CASINO SERVICES - 0.81%
       6,560            Scientific Games Corp., Class A*                                            125,558
                                                                                                -----------
                     COMPUTER AIDED DESIGN - 0.53%
      16,340            Parametric Technology Corp.*                                                 81,700
                                                                                                -----------
                     COMPUTER DATA SECURITY - 0.14%
       6,210            BindView Development Corp.*                                                  21,735
                                                                                                -----------
                     COMPUTER SERVICES - 0.66%
       6,250            CompuCom Systems, Inc.*                                                      28,375
       4,720            LivePerson, Inc.*                                                            14,207
       2,270            SunGard Data Systems, Inc.*                                                  59,020
                                                                                                -----------
                                                                                                    101,602
                                                                                                -----------
                     COMPUTERS - 5.07%
      21,970            Dell, Inc.*                                             (a)                 786,965
                                                                                                -----------
                     COMPUTERS - INTEGRATED SYSTEMS - 1.03%
      72,520            Silicon Graphics, Inc.*                                                     159,544
                                                                                                -----------
                     COMPUTERS - MEMORY DEVICES - 0.89%
       9,780            Maxtor Corp.*                                                                64,841
       8,380            Western Digital Corp.*                                                       72,571
                                                                                                -----------
                                                                                                    137,412
                                                                                                -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

    SHARES                                                                                     JUNE 30, 2004
                                                                                               MARKET VALUE
                  COMMON STOCK (CONTINUED)
                     COMPUTERS - PERIPHERAL EQUIPMENT - 1.73%
       1,390            Interphase Corp.*                                                       $    14,262
       2,640            Lexmark International, Inc., Class A*                                       254,839
                                                                                                -----------
                                                                                                    269,101
                                                                                                -----------
                     CONSULTING SERVICES - 0.45%
       7,990            DiamondCluster International, Inc.*                                          69,433
                                                                                                -----------
                     DRUG DELIVERY SYSTEMS - 0.35%
       3,940            Alkermes, Inc.*                                                              53,584
                                                                                                -----------
                     E-COMMERCE / SERVICES - 0.93%
      36,250            HomeStore, Inc.*                                                            144,637
                                                                                                -----------
                     ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.34%
       7,820            Flextronics International Ltd.*                                             124,729
       6,210            Jabil Circuit, Inc.*                                                        156,368
       9,040            Sanmina-SCI Corp.*                                                           82,264
                                                                                                -----------
                                                                                                    363,361
                                                                                                -----------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 22.37%
      22,850            Altera Corp.*                                           (a)                 506,356
      12,810            Applied Micro Circuits Corp.*                                                68,149
      30,710            ATI Technologies, Inc.*                                 (a)                 579,191
       5,560            Broadcom Corp., Class A*                                (a)                 259,096
      32,700            Intel Corp.                                             (a)                 902,520
       1,672            Leadis Technology, Inc.*                                                     22,422
       9,690            Micron Technology, Inc.*                                (b)                 148,354
       4,958            National Semiconductor Corp.*                                               109,026
      15,400            PMC--Sierra, Inc.*                                                          220,990
       5,440            Silicon Image, Inc.*                                                         71,318
      12,570            Skyworks Solutions, Inc.*                                                   109,736
      14,220            Xilinx, Inc.                                            (a)                 473,668
                                                                                                -----------
                                                                                                  3,470,826
                                                                                                -----------
                     ELECTRONIC DESIGN AUTOMATION - 0.44%
       4,680            Cadence Design Systems, Inc.*                                                68,468
                                                                                                -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

    SHARES                                                                                     JUNE 30, 2004
                                                                                               MARKET VALUE
                  COMMON STOCK (CONTINUED)
                     ENTERPRISE SOFTWARE / SERVICES - 5.45%
       6,960            BEA Systems, Inc.*                                                      $    57,211
       8,650            Informatica Corp.*                                                           66,000
      14,580            Micromuse, Inc.*                                                             97,540
      15,710            Novell, Inc.*                                                               131,807
      35,070            Oracle Corp.*                                           (a)                 418,385
       7,340            Ultimate Software Group, Inc.*                                               74,501
                                                                                                -----------
                                                                                                    845,444
                                                                                                -----------
                     ENTERTAINMENT SOFTWARE - 3.88%
      11,380            Activision, Inc.*                                       (a)                 180,942
      18,410            THQ, Inc.*                                              (a)                 421,589
                                                                                                -----------
                                                                                                    602,531
                                                                                                -----------
                     GAMBLING (NON-HOTEL) - 0.32%
      11,860            Youbet.com, Inc.*                                                            48,982
                                                                                                -----------
                     INTERNET APPLICATION SOFTWARE - 0.71%
       6,990            BroadVision, Inc.*                                                           29,372
      11,740            MatrixOne, Inc.*                                                             81,123
                                                                                                -----------
                                                                                                    110,495
                                                                                                -----------
                     INTERNET CONTENT - ENTERTAINMENT - 1.06%
         500            Audible, Inc.*                                                                6,000
       4,380            Netflix, Inc.*                                                              157,680
                                                                                                -----------
                                                                                                    163,680
                                                                                                -----------
                     INTERNET INFRASTRUCTURE SOFTWARE - 0.38%
      11,210            AsiaInfo Holdings, Inc.*                                                     59,189
                                                                                                -----------
                     INTERNET SECURITY - 0.70%
       9,360            Secure Computing Corp.*                                                     109,044
                                                                                                -----------
                     MEDICAL - BIOMEDICAL / GENETICS - 1.74%
         750            Biogen Idec, Inc.*                                                           47,437
       2,820            Chiron Corp.*                                                               125,885
       2,050            Genzyme Corp.*                                          (b)                  97,027
                                                                                                -----------
                                                                                                    270,349
                                                                                                -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

    SHARES                                                                                     JUNE 30, 2004
                                                                                               MARKET VALUE
                  COMMON STOCK (CONTINUED)
                     MEDICAL - DRUGS - 0.60%
       4,650            Angiotech Pharmaceuticals, Inc.*                                        $    93,697
                                                                                                -----------
                     MEDICAL - GENERIC DRUGS - 0.39%
       3,080            Impax Laboratories, Inc.*                                                    59,690
                                                                                                -----------
                     MEDICAL PRODUCTS - 0.96%
       2,370            Henry Schein, Inc.*                                                         149,642
                                                                                                -----------
                     MULTIMEDIA - 0.25%
       8,200            Gemstar-TV Guide International, Inc.*                                        39,360
                                                                                                -----------
                     NETWORKING PRODUCTS - 7.27%
      39,160            Cisco Systems, Inc.*                                    (a)                 928,092
       5,520            Hypercom Corp.*                                                              46,644
       6,240            Juniper Networks, Inc.*                                                     153,317
                                                                                                -----------
                                                                                                  1,128,053
                                                                                                -----------
                     POWER CONVERSION/SUPPLY EQUIPMENT - 0.43%
       4,200            Advanced Energy Industries, Inc.*                                            66,024
                                                                                                -----------
                     RACETRACKS - 1.36%
       4,340            International Speedway Corp., Class A                                       211,098
                                                                                                -----------
                     RADIO - 0.42%
       2,400            XM Satellite Radio Holdings, Inc., Class A*                                  65,496
                                                                                                -----------
                     RETAIL - MAIL ORDER - 0.96%
       4,500            Williams-Sonoma, Inc.*                                                      148,320
                                                                                                -----------
                     SCHOOLS - 0.56%
       3,190            DeVry, Inc.*                                                                 87,470
                                                                                                -----------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 13.96%
      14,400            Analog Devices, Inc.                                                        677,952
       5,340            Cypress Semiconductor Corp.*                                                 75,775
       7,280            Integrated Device Technology, Inc.*                                         100,755
       2,330            Linear Technology Corp.                                                      91,965
      19,340            Marvell Technology Group Ltd.*                                              516,378
       3,400            Maxim Integrated Products, Inc.                                             178,228
       2,584            PowerDsine Ltd.*                                                             31,706


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

    SHARES                                                                                     JUNE 30, 2004
                                                                                               MARKET VALUE
                  COMMON STOCK (CONTINUED)
                     SEMICONDUCTOR COMPONENTS (CONTINUED)
      30,826            Taiwan Semiconductor Manufacturing Company Ltd. -
                          Sponsored ADR                                                         $   256,164
      23,350            United Microelectronics Corp. - Sponsored ADR*                              100,638
      28,020            Vitesse Semiconductor Corp.*                                                136,738
                                                                                                -----------
                                                                                                  2,166,299
                                                                                                -----------
                     SEMICONDUCTOR EQUIPMENT - 10.10%
      28,320            Applied Materials, Inc.*                                (a)                 555,638
      12,690            Brooks Automation, Inc.*                                (a)                 255,704
       2,920            FormFactor Inc.*                                                             65,554
       3,390            KLA-Tencor Corp.*                                                           167,398
       7,580            Lam Research Corp.*                                                         203,144
       3,830            MKS Instruments, Inc.*                                                       87,401
       7,960            Teradyne, Inc.*                                                             180,692
       2,850            Tessera Technologies, Inc.*                                                  51,357
                                                                                                -----------
                                                                                                  1,566,888
                                                                                                -----------
                     TELECOMMUNICATION EQUIPMENT - 4.31%
       7,990            Andrew Corp.*                                                               159,880
      16,620            Arris Group, Inc.*                                                           98,723
       9,980            Avaya, Inc.*                                            (a)                 157,584
      40,230            Nortel Networks Corp.*                                                      200,748
       5,810            Symmetricom, Inc.*                                                           51,709
                                                                                                -----------
                                                                                                    668,644
                                                                                                -----------
                     TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 1.94%
       8,020            Harmonic, Inc.*                                                              68,250
      33,080            JDS Uniphase Corp.*                                                         125,373
      14,740            MRV Communications, Inc.*                                                    40,388
      35,250            Oplink Communications, Inc.*                                                 67,680
                                                                                                -----------
                                                                                                    301,691
                                                                                                -----------
                     TELEPHONE - INTEGRATED - 0.16%
       4,720            Primus Telecommunications Group, Inc.*                                       23,978
                                                                                                -----------



The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

    SHARES                                                                                     JUNE 30, 2004
                                                                                               MARKET VALUE
                  COMMON STOCK (CONTINUED)
                     TRANSPORT - SERVICES - 1.64%
      11,090            Sirva, Inc.*                                                            $   255,070
                                                                                                -----------
                     WEB HOSTING / DESIGN - 0.41%
       8,890            NIC, Inc.*                                                                   63,564
                                                                                                -----------
                     WEB PORTALS / ISP - 0.57%
       9,290            GigaMedia Ltd.*                                                              11,148
       2,350            SINA Corp.*                                             (a)                  77,527
                                                                                                -----------
                                                                                                     88,675
                                                                                                -----------
                     WIRELESS EQUIPMENT - 0.53%
       4,530            Motorola, Inc.                                                               82,673
                                                                                                -----------
                  TOTAL COMMON STOCK (COST $17,524,761)                                         $17,190,532
                                                                                                -----------
    CONTRACTS
                  PURCHASED OPTIONS - 1.67%
                     CALL OPTIONS - 0.41%
                     COMPUTERS - MEMORY DEVICES - 0.04%
          34            SanDisk Corp., 10/16/04, $25.00                                               5,100
                                                                                                -----------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.02%
         168            Advanced Micro Devices, Inc., 07/17/04, $17.00                                3,360
                                                                                                -----------
                     INTERNET SECURITY - 0.27%
         106            Check Point Software Technologies Ltd., 07/17/04, $25.00                     21,200
          30            McAfee, Inc., 09/18/04, $17.50                                                4,350
         150            VeriSign, Inc., 08/21/04, $20.00                                             16,500
                                                                                                -----------
                                                                                                     42,050
                                                                                                -----------
                     MEDICAL - BIOMEDICAL / GENETICS - 0.06%
          15            Genzyme Corp., 10/16/04, $50.00                                               3,000
          90            Millennium Pharmaceuticals, Inc., 08/21/04, $17.50                              900
          61            Millennium Pharmaceuticals, Inc., 08/21/04, $20.00                              610
          23            Telik, Inc., 10/16/04, $25.00                                                 5,175
                                                                                                -----------
                                                                                                      9,685
                                                                                                -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

    CONTRACTS                                                                                  JUNE 30, 2004
                                                                                               MARKET VALUE
                  PURCHASED OPTIONS (CONTINUED)
                     PUT OPTIONS (CONTINUED)
                     MEDICAL - DRUGS - 0.02%
          47            King Pharmaceuticals, Inc., 10/16/04, $15.00                            $       470
          38            Ligand Pharmaceuticals, Inc., Class B, 11/20/04, $22.50                       2,470
                                                                                                -----------
                                                                                                      2,940
                                                                                                -----------
                     TELEPHONE - INTEGRATED - 0.00%
          75            Sprint Corp., 08/21/04, $20.00                                                  375
          66            Verizon Communications, Inc., 07/17/04, $40.00                                    0
                                                                                                -----------
                                                                                                        375
                                                                                                -----------
                     TOTAL CALL OPTIONS (COST $76,318)                                               63,510
                                                                                                -----------
                     PUT OPTIONS - 1.26%
                     CELLULAR TELECOMMUNICATIONS - 0.01%
          30            Vodafone Group PLC - Sponsored ADR, 07/17/04, $22.50                          1,650
                                                                                                -----------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.06%
          62            Micron Technology, Inc., 10/16/04, $13.00                                     1,860
          60            NVIDIA Corp., 09/18/04, $20.00                                                8,100
                                                                                                -----------
                                                                                                      9,960
                                                                                                -----------
                     MEDICAL INSTRUMENTS - 0.00%
          30            Edwards Lifesciences Corp., 08/21/04, $30.00                                    300
                                                                                                -----------
                     REGISTERED INVESTMENT COMPANY - 1.15%
         480            Mini NDX-100 Index Tracking Stock, 12/18/04, $135.00                        158,400
          45            Mini NDX-100 Index Tracking Stock, 12/18/04, $140.00                         19,800
                                                                                                -----------
                                                                                                    178,200
                                                                                                -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

    CONTRACTS                                                                                  JUNE 30, 2004
                                                                                               MARKET VALUE
                  PURCHASED OPTIONS (CONTINUED)
                     PUT OPTIONS (CONTINUED)
                     WEB PORTALS / ISP - 0.04%
          14            Sohu.com, Inc., 08/21/04, $17.50                                        $     1,330
          58            Sohu.com, Inc., 09/18/04, $15.00                                              4,060
                                                                                                -----------
                                                                                                      5,390
                                                                                                -----------
                     TOTAL PUT OPTIONS (COST $466,626)                                              195,500
                                                                                                -----------
                  TOTAL PURCHASED OPTIONS (COST $542,944)                                       $   259,010
                                                                                                -----------
                  TOTAL INVESTMENTS IN SECURITIES (COST $18,067,705) - 112.46%                  $17,449,542
                                                                                                -----------
                  OTHER ASSETS, LESS LIABILITIES - (12.46%)                                      (1,933,843)
                                                                                                -----------
                  NET ASSETS - 100.00%                                                          $15,515,699
                                                                                                ===========

   (a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

   (b)  Security held in connection with an open put or call option contract.

   *    Non--income producing security.

ADR  American Depository Receipt


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                                                     JUNE 30, 2004
                                                                                               MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (35.68%)
                     APPLICATIONS SOFTWARE - (0.33%)
       2,250            Red Hat, Inc.                                                           $   (51,682)
                                                                                                -----------
                     CHEMICALS - SPECIALTY - (0.53%)
       1,490            Cabot Microelectronics Corp.                                                (45,609)
         630            Minerals Technologies, Inc.                                                 (36,540)
                                                                                                -----------
                                                                                                    (82,149)
                                                                                                -----------
                     COMMERCIAL SERVICES - (0.56%)
       2,230            Weight Watchers International, Inc.                                         (87,282)
                                                                                                -----------
                     COMMERCIAL SERVICES - FINANCE - (1.28%)
       1,550            H&R Block, Inc.                                                             (73,904)
       3,680            Paychex, Inc.                                                              (124,678)
                                                                                                -----------
                                                                                                   (198,582)
                                                                                                -----------
                     COMMON TRUST FUND - (3.13%)
      12,850            Semiconductor HOLDRs Trust                                                 (486,115)
                                                                                                -----------
                     COMPUTER AIDED DESIGN - (0.62%)
       2,240            Autodesk, Inc.                                                              (95,894)
                                                                                                -----------
                     COMPUTER SERVICES - (0.20%)
       1,610            Electronic Data Systems Corp.                                               (30,831)
                                                                                                -----------
                     COMPUTERS - (0.68%)
       1,190            International Business Machines Corp.                                      (104,898)
                                                                                                -----------
                     COMPUTERS - INTEGRATED SYSTEMS - (0.62%)
         760            Kronos, Inc.                                                                (31,312)
       2,130            National Instruments Corp.                                                  (65,284)
                                                                                                -----------
                                                                                                    (96,596)
                                                                                                -----------
                     COMPUTERS - MEMORY DEVICES - (0.81%)
       4,500            Seagate Technology                                                          (64,935)
       2,100            Storage Technology Corp.                                                    (60,900)
                                                                                                -----------
                                                                                                   (125,835)
                                                                                                -----------
                     DATA PROCESSING / MANAGEMENT - (0.45%)
       1,940            Acxiom Corp.                                                                (48,170)
         970            Total System Services, Inc.                                                 (21,243)
                                                                                                -----------
                                                                                                    (69,413)
                                                                                                -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

    SHARES                                                                                     JUNE 30, 2004
                                                                                               MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                     DENTAL SUPPLIES & EQUIPMENT - (1.01%)
       2,040            Patterson Dental Co.                                                    $  (156,040)
                                                                                                -----------
                     E-COMMERCE / SERVICES - (0.44%)
         750            eBay, Inc.                                                                  (68,963)
                                                                                                -----------
                     ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.84%)
       2,080            AVX Corp.                                                                   (30,056)
       3,480            California Micro Devices Corp.                                              (40,124)
       1,510            Gentex Corp.                                                                (59,917)
                                                                                                -----------
                                                                                                   (130,097)
                                                                                                -----------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - (4.22%)
       2,060            Cree, Inc.                                                                  (47,689)
       7,550            Integrated Silicon Solution, Inc.                                           (92,186)
       2,460            International Rectifier Corp.                                              (101,893)
       3,400            Microchip Technology, Inc.                                                 (107,236)
       5,630            OmniVision Technologies, Inc.                                               (89,799)
       4,430            STMicroelectronics N.V.                                                     (97,504)
       4,890            Texas Instruments, Inc.                                                    (118,240)
                                                                                                -----------
                                                                                                   (654,547)
                                                                                                -----------
                     ELECTRONIC PARTS DISTRIBUTION - (1.33%)
       3,300            Arrow Electronics, Inc.                                                     (88,506)
       5,170            Avnet, Inc.                                                                (117,359)
                                                                                                -----------
                                                                                                   (205,865)
                                                                                                -----------
                     ELECTRONIC PRODUCTS - MISCELLANEOUS - (0.08%)
         380            Molex, Inc.                                                                 (12,190)
                                                                                                -----------
                     ENTERPRISE SOFTWARE / SERVICES - (0.11%)
         920            Sybase, Inc.                                                                (16,560)
                                                                                                -----------
                     ENTERTAINMENT SOFTWARE - (0.55%)
       1,570            Electronic Arts, Inc.                                                       (85,644)
                                                                                                -----------
                     HOTELS & MOTELS - (1.16%)
       4,290            Hilton Hotels Corp.                                                         (80,051)
       2,020            Marriott International, Inc., Class A                                      (100,758)
                                                                                                -----------
                                                                                                   (180,809)
                                                                                                -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

    SHARES                                                                                     JUNE 30, 2004
                                                                                               MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                     INSTRUMENTS - SCIENTIFIC - (0.48%)
       3,440            Applera Corp. - Applied Biosystems Group                                $   (74,820)
                                                                                                -----------
                     INTERNET CONTENT - INFORMATION / NETWORK - (0.14%)
       2,390            Autobytel, Inc.                                                             (21,701)
                                                                                                -----------
                     INTERNET SECURITY - (0.69%)
       3,770            Network Associates, Inc.                                                    (68,350)
       1,880            RSA Security, Inc.                                                          (38,484)
                                                                                                -----------
                                                                                                   (106,834)
                                                                                                -----------
                     MEDICAL - BIOMEDICAL / GENETICS - (0.73%)
       3,460            Affymetrix, Inc.                                                           (113,246)
                                                                                                -----------
                     MEDICAL - DRUGS - (0.54%)
       1,750            Merck & Co., Inc.                                                           (83,125)
                                                                                                -----------
                     MEDICAL - HOSPITALS - (1.45%)
       2,400            HCA, Inc.                                                                   (99,816)
       2,270            Health Management Associates, Inc.                                          (50,893)
       1,610            Universal Health Services, Inc., Class B                                    (73,883)
                                                                                                -----------
                                                                                                   (224,592)
                                                                                                -----------
                     MEDICAL - WHOLESALE DRUG DISTRIBUTION - (0.66%)
       1,460            Cardinal Health, Inc.                                                      (102,273)
                                                                                                -----------
                     MEDICAL INSTRUMENTS - (0.32%)
       1,060            Ventana Medical Systems, Inc.                                               (50,382)
                                                                                                -----------
                     MOTORCYCLE / MOTOR SCOOTER - (0.69%)
       1,720            Harley-Davidson, Inc.                                                      (106,537)
                                                                                                -----------
                     MULTIMEDIA - (0.26%)
       1,130            Viacom, Inc., Class B                                                       (40,364)
                                                                                                -----------
                     OFFICE FURNISHINGS - ORIGINAL - (0.66%)
       3,550            Herman Miller, Inc.                                                        (102,737)
                                                                                                -----------
                     PUBLISHING - NEWSPAPERS - (0.97%)
       1,530            Dow Jones & Co., Inc.                                                       (69,003)
       1,800            Tribune Co.                                                                 (81,972)
                                                                                                -----------
                                                                                                   (150,975)
                                                                                                -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

    SHARES                                                                                     JUNE 30, 2004
                                                                                               MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                     RADIO - (0.35%)
      17,410            Sirius Satellite Radio, Inc.                                            $   (53,623)
                                                                                                -----------
                     REGISTERED INVESTMENT COMPANY - (2.53%)
       4,690            iShares Lehman 20+ Year Treasury Bond Fund                                 (392,319)
                                                                                                -----------
                     RENTAL AUTO/EQUIPMENT - (0.24%)
       2,110            United Rentals, Inc.                                                        (37,748)
                                                                                                -----------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (1.31%)
       6,100            Micrel, Inc.                                                                (74,115)
       5,170            Power Integrations, Inc.                                                   (128,733)
                                                                                                -----------
                                                                                                   (202,848)
                                                                                                -----------
                     SEMICONDUCTOR EQUIPMENT - (1.38%)
       3,480            ATMI, Inc.                                                                  (95,039)
       3,560            DuPont Photomasks, Inc.                                                     (72,375)
       1,500            Novellus Systems, Inc.                                                      (47,160)
                                                                                                -----------
                                                                                                   (214,574)
                                                                                                -----------
                     TELECOMMUNICATION EQUIPMENT - (0.35%)
       3,770            Nokia Corp. - Sponsored ADR                                                 (54,816)
                                                                                                -----------
                     TELEPHONE - INTEGRATED - (2.39%)
       2,230            ALLTEL Corp.                                                               (112,883)
       4,050            BellSouth Corp.                                                            (106,191)
       6,240            SBC Communications, Inc.                                                   (151,320)
                                                                                                -----------
                                                                                                   (370,394)
                                                                                                -----------
                     THEATERS - (0.27%)
       2,360            Regal Entertainment Group, Class A                                          (42,716)
                                                                                                -----------
                     WIRELESS EQUIPMENT - (0.32%)
       6,680            RF Micro Devices, Inc.                                                      (50,100)
                                                                                                -----------
                     TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $5,552,451)             $(5,536,716)
                                                                                                ===========


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                               FOR THE PERIOD
                                                                                                APRIL 1, 2004
                                                                                              (COMMENCEMENT OF
                                                                                               OPERATIONS) TO
                                                                                                JUNE 30, 2004
                                                                                                 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                                                      $      9,653
  Dividends, net of withholding taxes of $287                                                          9,803
                                                                                                ------------
                                                                                                      19,456
                                                                                                ------------
EXPENSES
     Administration fees                                                                              59,339
     Organization expense                                                                             50,000
     Dividends on securities sold, not yet purchased                                                  30,147
     Accounting and investor services fees                                                            29,462
     Legal fees                                                                                       24,863
     Audit and tax fees                                                                               18,648
     Custodian fees                                                                                   16,162
     Prime broker fees                                                                                12,572
     Board of Managers' fees and expenses                                                             10,567
     Insurance expense                                                                                 1,704
     Interest expense                                                                                    633
     Registration expense                                                                                621
     Miscellaneous                                                                                       298
                                                                                                ------------
       TOTAL EXPENSES                                                                                255,016
                                                                                                ------------
       NET INVESTMENT LOSS                                                                          (235,560)
                                                                                                ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  REALIZED GAIN (LOSS) ON INVESTMENTS:
     Investment securities                                                                        (1,867,151)
     Purchased options                                                                               (70,167)
     Securities sold, not yet purchased                                                              253,401
                                                                                                ------------
       NET REALIZED LOSS ON INVESTMENTS                                                           (1,683,917)

NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                                                (602,428)
                                                                                                ------------
       NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                            (2,286,345)
                                                                                                ------------
       REIMBURSEMENT FROM AFFILIATE                                                                  994,038
                                                                                                ------------
       DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                          $ (1,527,867)
                                                                                                ============


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - (UNAUDITED)
--------------------------------------------------------------------------------

                                                                FOR THE PERIOD APRIL 1, 2004
                                                        (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2004

                                                      SPECIAL
                                                     ADVISORY
                                                      MEMBER              MEMBERS               TOTAL
                                                   ------------        ------------         ------------
FROM INVESTMENT ACTIVITIES
  Net investment loss                              $         --        $   (235,560)        $   (235,560)
  Net realized loss on investments                           --          (1,683,917)          (1,683,917)
  Net change in unrealized depreciation
    on investments                                           --            (602,428)            (602,428)
  Reimbursement from affiliate                               --             994,038              994,038
  Incentive allocation                                       --                  --                   --
                                                   ------------        ------------         ------------
  DECREASE IN MEMBERS' CAPITAL DERIVED FROM
    INVESTMENT ACTIVITIES                                    --          (1,527,867)          (1,527,867)
                                                   ------------        ------------         ------------
MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                      --          17,293,566           17,293,566
  Capital withdrawals                                        --                  --                   --
  Offering costs                                             --            (250,000)            (250,000)
                                                   ------------        ------------         ------------
  Increase in members' capital derived from
    capital transactions                                     --          17,043,566           17,043,566
                                                   ------------        ------------         ------------
MEMBERS' CAPITAL, JUNE 30, 2004                    $         --        $ 15,515,699         $ 15,515,699
                                                   ============        ============         ============


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

         Advantage Advisers Xanthus II Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in February 2004. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of February 3, 2004. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from business lines which benefit from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are six members of the Board of Managers and an investment adviser. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated February 3, 2004. OAM is the managing member and controlling person of the Adviser. Subject to the oversight of the Adviser, Mr. Takis Sparaggis, the Managing Director of Alkeon Capital Management, L.L.C. ("Alkeon"), serves as portfolio manager of the Company. Alkeon is admitted as a non-managing member of the Adviser. Oppenheimer is a minority joint venture partner in Alkeon.

         The acceptance of additional contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A. REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         B.  PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         The valuation methodology for domestic exchange traded and NASDAQ securities is set forth below:

         (i) Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

             (1) at  their  last  composite  sale  prices  as  reported  on  the exchanges where those securities are traded; or

             (2) If no sales of those  securities  are  reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by those exchanges

         (ii)Securities traded on NASDAQ shall be valued:

             (1) at the NASDAQ  Official  Closing Price  ("NOCP")  (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

             (2) if no NOCP is  available,  at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

             (3) if no sale is shown on NASDAQ, at the bid price; or

             (4) if no sale is shown  and no bid price is  available,  the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

         Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold, not yet purchased) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C.  CASH EQUIVALENTS

         The company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as the Members are individually liable for the income taxes on their share of the Company's income.

         E.  ORGANIZATION EXPENSE AND OFFERING COSTS

         The Company's organization expense have been expensed as incurred. In order to achieve a more equitable distribution of the impact of the organization expense among the Company's Members, an amount equal to the organization expense incurred by the Company will be allocated among and credited to or debited from the capital accounts of all Members based on the percentage that a Member's contributed capital to the Company bears to the total capital contributed to the Company by all Members as of the relevant allocation date. An initial allocation of organization expense will be made as of the commencement of operations. These allocations will thereafter be adjusted as of each date, through and including March 31, 2005, on which additional capital is contributed to the Company by Members. Offering costs cannot be deducted as an expense by the Company or the Members. The offering costs have been recorded as a reduction of Members' capital.

         The Adviser and Oppenheimer are reimbursed by the Company for any of the organization expense and offering costs that either pays on behalf of the Company.

3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.125% (1.5% on an annualized basis) of the Company's net assets determined as of the beginning of the month. The Company pays a fee to Oppenheimer to compensate it for providing ongoing investor services and account maintenance services to investors in the Company. This fee is paid monthly in an amount equal to 0.02083% (0.25% on an annualized basis) of the Company's net assets.

         During the period from April 1, 2004 (commencement of operations) to June 30, 2004, Oppenheimer earned $2,735 as brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $7,747 as brokerage commissions from portfolio transactions executed on behalf of the Company.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the period from April 1, 2004 (commencement of operations) to June 30, 2004, there was no Incentive Allocation allocated to the Special Advisory Member.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, one Manager is an "interested person" as defined by the Act. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc. serves as investor services and accounting agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the period from April 1, 2004 (commencement of operations) to June 30, 2004, such sales commissions earned by Oppenheimer amounted to $113,435.

4.  INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

5.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the period April 1, 2004 (commencement of operations) to June 30, 2004, amounted to $44,210,855 and $24,820,857, respectively.

         At June 30, 2004, the aggregate cost for Federal income tax purposes, of portfolio investments, and securities sold, not yet purchased is $18,632,276, and $5,552,451, respectively.

         For Federal income tax purposes, at June 30, 2004, accumulated net unrealized depreciation on investments was $1,167,000 consisting of $450,947 gross unrealized appreciation and $1,617,947 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, and excess cash held at the prime broker as of June 30, 2004.

6.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2004, and for the period from April 1, 2004 (commencement of operations) through June 30, 2004, the Company had no margin borrowings.

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

--------------------------------------------------------------------------------

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value. During the period from April 1, 2004 (commencement of operations) to June 30, 2004, there were no transactions in written options.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

8.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                  APRIL 1, 2004
                                                                (COMMENCEMENT OF
                                                                 OPERATIONS) TO
                                                                  JUNE 30, 2004
                                                                   (UNAUDITED)
                                                                 ---------------
Net assets, end of period (000s)                                     $15,516
Ratio of net investment loss to average net assets*+                   (6.02)%
Ratio of expenses to average net assets*+                               6.51%
Ratio of incentive allocation to average net assets+                       0%
Portfolio turnover                                                       125%
Total return - gross**+                                               (10.37)%
Total return - net**+                                                 (10.37)%
Average debt ratio                                                       N/A

*     Annualized.

** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. Total return for a period of less than a full year is not annualized.

N/A   Not applicable

+ The ratios and total return presented above do not include any rescinded assets or income, expense and realized losses on those rescinded assets.

9.  RESCISSION

         On April 29, 2004, the Company offered all investors that had purchased Company interests on or before such date the right to rescind their respective purchases. This voluntary offer was made because certain activities of several financial advisers of Oppenheimer may have been deemed to constitute a general solicitation requiring the Company's interests to be registered under the Securities Act of 1933, as amended (the "Securities Act"). Under the Securities Act, all such investors may have certain rescission rights for a period of one year after the date of the alleged violation. The Company's rescission offer ended on May 29, 2004, and the Company returned $8,780,755 to the investors who elected to rescind their Company interests. Oppenheimer reimbursed the Company $994,038, representing the pro-rata performance of the interests of such investors through May 29, 2004, which is reflected on the accompanying Statement of Operations. As of June 30, 2004, $24,964 of such reimbursement is due to the Company from Oppenheimer, as reflected from Due from affiliate on the accompanying Statement of Assets, Liabilities and Members' Capital and was repaid subsequent to June 30, 2004. Oppenheimer also repaid such investors the placement fees originally charged on their investment, aggregating $31,245, and paid interest to such investors in the aggregate amount of $2,889. Management fees otherwise payable by rescinding investors were waived by Oppenheimer, amounting to $20,713. Capital contributions of $17,293,566 reflected in the Statement of Changes in Members' Capital is net of the rescinded interests amounting to $8,780,755.

ADVANTAGE ADVISERS XANTHUS II, L.L.C.
--------------------------------------------------------------------------------

I.  PROXY VOTING

         A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

         Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available, after August 30, 2004, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not yet applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Advantage Advisers Xanthus II, LLC
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Marshall Dornfeld
                         -------------------------------------------------------
                              Marshall Dornfeld, Principal Executive Officer & Director (principal executive officer)

Date                          AUGUST 24, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Marshall Dornfeld
                         -------------------------------------------------------
                              Marshall Dornfeld, Principal Executive Officer & Director (principal executive officer)

Date                          AUGUST 24, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*           /s/ Lenard Brafman
                         -------------------------------------------------------
                              Lenard Brafman
                              (principal financial officer)

Date                          AUGUST 24, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.